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QUARTERLY REPORT

WEALTH TRUST DBS LONG TERM GROWTH ETF

Schedule of InvestmentsOctober 31, 2022 (unaudited)

		Shares	Fair Value
45.44%	COMMON STOCKS

4.28%	COMMUNICATION SERVICES
	Alphabet, Inc. - Class A*	1,932	$182,593
	Baidu, Inc.*	1,292	98,928
	The Walt Disney Co.*	1,621	172,701
			454,222

7.98%	CONSUMER DISCRETIONARY
	Amazon.Com, Inc.*	1,758	180,090
	Chipotle Mexican Grill**	130	194,783
	Hilton Wordwide Holdings, Inc.	1,247	168,669
	Lowe’s Cos., Inc.	1,554	302,952
			846,494

8.20%	ENERGY
	Cheniere Energy, Inc.	933	164,591
	Chesapeake Energy Corp.	1,617	165,371
	Devon Energy Corp.	2,227	172,259
	Exxon Mobil Corp.	1,821	201,785
	Marathon Petroleum Corp.	1,464	166,340
			870,346

0.96%	FINANCIAL
	HSBC Holdings Plc	3,941	102,111

13.61%	HEALTH CARE
	Bayer AG	9,829	129,153
	Bristol-Myers Squibb Co.	2,247	174,075
	Johnson & Johnson	1,785	310,537
	Pfizer, Inc.	7,058	328,550
	Thermo Fisher Scientific	399	205,074
	United Health Group, Inc.	533	295,895
			1,443,284

1.68%	INDUSTRIALS
	Southwest Airlines*	4,898	178,042

6.50%	INFORMATION TECHNOLOGY
	Apple, Inc.	1,429	219,123
	Microsoft Corp.	847	196,614
	Visa, Inc.	1,323	274,073
			689,810

QUARTERLY REPORT

WEALTH TRUST DBS LONG TERM GROWTH ETF

Schedule of Investments - continuedOctober 31, 2022 (unaudited)

		Shares	Fair Value
2.23%	MATERIALS
	Albermarle Corp.	844	$236,210

45.44%	TOTAL COMMON STOCKS		4,820,519

38.15%	EXCHANGE TRADED FUNDS
	Invesco S&P 500 Pure Value ETF	4,364	344,581
	iShares Silver Trust*	6,148	108,328
	JPMorgan Ultra-Short Income ETF	24,625	1,233,466
	SPDR Bloomber1-3 Month T-Bill ETF	13,473	1,233,992
	SPDR Gold Shares ETF*	3,093	469,858
	SPDR S&P 500 ETF Trust	820	316,692
	Vanguard High Dividend Yield ETF	3,198	340,523
			4,047,440

38.15%	TOTAL EXCHANGE TRADED FUNDS		4,047,440

83.59%	TOTAL INVESTMENTS		8,867,959
16.41%	Other assets, net of liabilities		1,741,274
100.00%	NET ASSETS		$10,609,233

*Non-income producing

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

QUARTERLY REPORT

WEALTH TRUST DBS LONG TERM GROWTH ETF

Schedule of Investments - continuedOctober 31, 2022 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stock	$4,820,519	$—	$—	$4,820,519
Exchange Traded Funds	4,047,440			4,047,440
Total Investments	$8,867,959	$—	$—	$8,867,959

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended October 31, 2022.

At October 31, 2022, the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $8,960,285 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$241,443
Gross unrealized depreciation	(333,769)
Net unrealized appreciation	$(92,326)